Note 17 (Tables)	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Reconciliation Of Changes In Goodwill [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets, according to the cash-generating unit (hereinafter “CGU”) to which goodwill has been allocated, is as follows:

Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	The United States (*)	Mexico	Turkey	Colombia	Chile	Other	Total

Balance as of December 31, 2019	3,846	550	346	164	27	22	4,955
Additions	—	—	—	—	—	—	—
Exchange difference	(22)	(72)	(92)	(21)	—	(1)	(208)
Impairment	(2,084)	—	—	—	—	(13)	(2,097)
Companies held for sale	(1,740)	—	—	—	—	—	(1,740)
Other	—	—	—	—	—	—	—
Balance as of December 31, 2020	—	478	254	143	27	8	910
Additions	—	—	—	—	—	—	—
Exchange difference	—	17	(30)	(8)	—	—	(21)
Impairment	—	—	—	—	—	—	—
Companies held for sale	—	—	—	—	—	—	—
Other	—	—	—	—	—	—	—
Balance as of June 30, 2021	—	495	224	135	27	8	889
(*) Since the sale of BBVA USA, the United States is no longer considered a CGU (see Note 3).

Other Intangible Assets [Table Text Block]
The breakdown of the balance and changes of this heading in the accompanying condensed consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of Euros)
	June 2021	December 2020
Computer software acquisition expense	1,223	1,202
Other intangible assets with an infinite useful life	12	12
Other intangible assets with a definite useful life	180	221
Total	1,414	1,435